Form 13F
Form 13F Cover Page

Report for the Calendar Year or Quarter
Ended: September 30, 2007
Check here if Amendment [ ]; Amendment
Number:
This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name: Corbyn Investment Management, Inc.
Address: Suite 108 2330 W. Joppa Rd.
Lutherville, MD 21093
13F File Number: 28-4242

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: Karla K. Moore
Title: Corporate Secretary, CCO
Phone: 410-832-5500
Signature, Place and Date of Signing:
Karla K. Moore Lutherville, MD 10-23-07





Report Type (Check only one):
[X] 13F Holdings Report.

[ ] 13F Notice.

[ ] 13F Combination Report.

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.





Form 13F Summary Page

Report Summary:

Number of Other Included Managers:
0
Form 13F Information Table Entry Total:
59
Form 13F Information Table Value Total:
$397,118
List of Other Included Managers:
NONE







Name of Issuer       Title
                     of
                     Class        CUSIP       Value    Shrs or    SH/PRN  Put/  Investment  Other     Voting Authority
                                                       Prn Amt            Call  Discretion  Managers   Sole


Allied Waste            ComPar$.01 019589308  10,549    827,375      SH          DEFINED             827,375
American Natl Bankshare Com        027745108   1,660     74,689      SH          DEFINED              74,689
Assurant                Com        04621X108  12,419    232,130      SH          DEFINED             232,130
Atlas America           Com        049167109     642     12,427      SH          SOLE                 12,427
Baker Michael Corp      Com        057149106  18,706    381,687      SH          DEFINED             381,687
Berkley, WR             Com        084423102   6,566    221,600      SH          DEFINED             221,600
Brush Engineered        Com        117421107   8,293    159,825      SH          DEFINED             159,825
CNX Gas Corp            Com        12618H309   1,785     62,050      SH          DEFINED              62,050
CIT Group               Com        125581108  18,367    456,894      SH          DEFINED             456,894
Cardinal Financial      Com        14149F109   5,613    561,875      SH          DEFINED             561,875
ConocoPhillips          Com        20825C104   2,609     29,727      SH          DEFINED              29,727
EOG Res Inc.            Com        26875P101   5,034     69,595      SH          DEFINED              69,595
Emcor Group             Com        29084Q100  11,494    366,522      SH          DEFINED             366,522
Emerson Elec Co.        Com        291011104   3,563     66,940      SH          DEFINED              66,940
Energen Corp.           Com        29265N108   9,478    165,940      SH          DEFINED             165,940
FTI Consulting          Com        302941109  24,097    478,970      SH          DEFINED             478,970
First Mariner Banc      Com        320795107   1,688    179,957      SH          DEFINED             179,957
First Potomac           Com        33610F109     282     12,950      SH          DEFINED              12,950
Griffon Corp.           Com        398433102     428     28,350      SH          DEFINED              28,350
John Hancock Bk      SHBENINT      409735107     779     95,205      SH          SOLE                 95,205
Horizon Offshore        ComNew     44043J204   9,690    587,244      SH          DEFINED             587,244
KMG America Corp.       Com        482563103   7,527  1,271,400      SH          DEFINED           1,271,400
Lamson & Sessions       Com        513696104  11,629    431,325      SH          DEFINED             431,325
Middleburg Financial    Com        596094102     738     25,000      SH          SOLE                 25,000
NGP Capital Resources   Com        62912R107  12,169    749,756      SH          DEFINED             749,756
Neoware                 Com        64065P102   1,326     81,725      SH          DEFINED              81,725
Oceanfirst Fin          Com        675234108     249     14,354      SH          DEFINED              14,354
PartnerRe Holdings      Com        G6852T105   7,473     94,608      SH          DEFINED              94,608
PFF Bancorp             Com        69331W104     746     48,621      SH          SOLE                 48,621
PPL Corporation         Com        69351T106  11,801    254,875      SH          DEFINED             254,875
Patriot Ntl Bancorp     Com        70336F104     598     30,000      SH          SOLE                 30,000
Pentair                 Com        709631105     664     20,000      SH          SOLE                 20,000
Prestige Brands         Com        74112D101   5,151    469,100      SH          DEFINED             469,100
Provident Bankshares    Com        743859100     821     26,190      SH          SOLE                 26,190
Radyne Comstream        Com        750611402  14,184  1,343,227      SH          DEFINED           1,343,227
Rosetta Resources       Com        777779307   1,687     92,000      SH          SOLE                 92,000
Rudolph Tech            Com        781270103     471     34,093      SH          SOLE                 34,093
Rush Enterprises        CLA        781846209   9,998    394,417      SH          DEFINED             394,417
Rush Enterprises        CLB        781846308   4,699    197,199      SH          SOLE                197,199
SAIA Inc.               Com        78709Y105     466     28,200      SH          SOLE                 28,200
Southern National Banc  Com        843395104     343     27,500      SH          SOLE                 27,500
SunTrust Bks            Com        867914103   3,231     42,704      SH          DEFINED              42,704
Suncor Energy           Com        867229106  17,938    189,200      SH          DEFINED             189,200
United America          CLA        90933T109   9,630    447,708      SH          DEFINED             447,708
Urstadt Biddle Pptys    CLA        917286205     425     27,500      SH          SOLE                 27,500
Wabash Natl             Com        929566107   7,266    643,620      SH          DEFINED             643,620
Washington Mutual       Com        939322103   2,376     67,277      SH          DEFINED              67,277
Waste Industries        Com        941057101   4,924    172,041      SH          DEFINED             172,041
Watsco Inc.             Com        942622200  12,176    262,245      SH          DEFINED             262,245
Agere Sys          Note 6.5 12/1   00845VAA8  13,907 13,718,000      PRN         DEFINED          13,718,000
Allied Waste Inds  SDCV 4.25 4/1   019589AD2   2,333  2,446,000      PRN         DEFINED           2,446,000
Ciena Corp.        Note 3.75 2/0   171779AA9  18,327 18,434,000      PRN         DEFINED          18,434,000
Getty Images       SDCV  .5  6/0   374276AH6   6,738  7,000,000      PRN         DEFINED           7,000,000
Hanover Compressor Note 4.75 3/1   410768AC9  11,061 11,147,000      PRN         DEFINED          11,147,000
Nektar Ther        Note 3.5 10/1   457191AH7  16,332 16,418,000      PRN         DEFINED          16,418,000
Level 3 Communic   Note 6.0  9/1   52729NAG5  16,888 17,690,000      PRN         DEFINED          17,690,000
Level 3 communic   Note 6.0  3/1   52729NAS9   2,334  2,503,000      PRN         SOLE              2,503,000
Sepracor Inc.      Note     10/1   817315AW4   2,241  2,500,000      PRN         SOLE              2,500,000
Sonic Automotive   Note 5.25 5/0   83545GAE2   2,509  2,553,000      PRN         DEFINED           2,553,000
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